IMPAIRMENT OF ASSETS - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key assumptions for determining the recoverable amount
Budget and forecast period	5 years
Maturity period for an United States treasury bond	20 years
Median historical capital structure term	5 years
Cash flow forecasts for license and spectrum payments term	5 years
Russia
Key assumptions for determining the recoverable amount
Discount rate	10.10%	9.10%	10.30%
Average annual revenue growth rate during forecast period	4.30%	1.40%	1.10%
Terminal growth rate	1.80%	1.60%	1.30%
Average operating margin during the forecast period	31.20%	34.70%	34.60%
Terminal period operating margin	35.70%	34.50%	34.70%
Average CAPEX as a percentage of revenue during the forecast period	27.90%	19.90%	19.80%
Terminal period CAPEX as a percentage of revenue	21.00%	18.50%	15.00%
Algeria
Key assumptions for determining the recoverable amount
Discount rate	11.60%	10.40%	11.10%
Average annual revenue growth rate during forecast period	4.30%	1.00%	0.70%
Terminal growth rate	1.00%	1.00%	0.90%
Average operating margin during the forecast period	39.90%	42.60%	44.00%
Terminal period operating margin	40.40%	43.10%	45.00%
Average CAPEX as a percentage of revenue during the forecast period	15.20%	12.50%	15.10%
Terminal period CAPEX as a percentage of revenue	14.00%	12.00%	14.00%
Pakistan
Key assumptions for determining the recoverable amount
Discount rate	18.20%	14.50%	14.40%
Average annual revenue growth rate during forecast period	9.70%	3.90%	3.50%
Terminal growth rate	5.80%	2.70%	4.00%
Average operating margin during the forecast period	42.00%	47.30%	47.90%
Terminal period operating margin	44.60%	47.30%	49.10%
Average CAPEX as a percentage of revenue during the forecast period	19.60%	17.20%	16.70%
Terminal period CAPEX as a percentage of revenue	18.90%	17.10%	14.00%
Bangladesh
Key assumptions for determining the recoverable amount
Discount rate	0.00%	0.00%	12.20%
Average annual revenue growth rate during forecast period	0.00%	0.00%	0.60%
Terminal growth rate	0.00%	0.00%	4.00%
Average operating margin during the forecast period	0.00%	0.00%	35.40%
Terminal period operating margin	0.00%	0.00%	35.70%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	0.00%	14.90%
Terminal period CAPEX as a percentage of revenue	0.00%	0.00%	12.00%
Kazakhstan
Key assumptions for determining the recoverable amount
Discount rate	10.30%	9.20%	8.40%
Average annual revenue growth rate during forecast period	5.30%	5.30%	2.80%
Terminal growth rate	3.10%	3.30%	1.10%
Average operating margin during the forecast period	49.50%	49.90%	46.50%
Terminal period operating margin	50.00%	50.10%	46.70%
Average CAPEX as a percentage of revenue during the forecast period	19.80%	20.00%	17.70%
Terminal period CAPEX as a percentage of revenue	19.00%	19.50%	17.00%
Kyrgyzstan
Key assumptions for determining the recoverable amount
Discount rate	0.00%	14.10%	14.80%
Average annual revenue growth rate during forecast period	0.00%	1.60%	2.80%
Terminal growth rate	0.00%	5.00%	5.00%
Average operating margin during the forecast period	0.00%	31.40%	39.90%
Terminal period operating margin	0.00%	33.00%	39.00%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	26.90%	17.20%
Terminal period CAPEX as a percentage of revenue	0.00%	20.00%	15.00%
Uzbekistan
Key assumptions for determining the recoverable amount
Discount rate	13.80%	14.50%	13.10%
Average annual revenue growth rate during forecast period	3.20%	4.10%	5.50%
Terminal growth rate	5.10%	6.00%	6.30%
Average operating margin during the forecast period	34.00%	51.40%	43.90%
Terminal period operating margin	34.00%	52.40%	44.10%
Average CAPEX as a percentage of revenue during the forecast period	21.40%	19.40%	16.20%
Terminal period CAPEX as a percentage of revenue	21.00%	20.10%	16.20%
Armenia
Key assumptions for determining the recoverable amount
Discount rate	0.00%	0.00%	12.50%
Average annual revenue growth rate during forecast period	0.00%	0.00%	0.20%
Terminal growth rate	0.00%	0.00%	0.80%
Average operating margin during the forecast period	0.00%	0.00%	23.60%
Terminal period operating margin	0.00%	0.00%	23.40%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	0.00%	21.00%
Terminal period CAPEX as a percentage of revenue	0.00%	0.00%	14.00%
Georgia
Key assumptions for determining the recoverable amount
Discount rate	0.00%	0.00%	10.60%
Average annual revenue growth rate during forecast period	0.00%	0.00%	2.10%
Terminal growth rate	0.00%	0.00%	3.00%
Average operating margin during the forecast period	0.00%	0.00%	24.50%
Terminal period operating margin	0.00%	0.00%	25.60%
Average CAPEX as a percentage of revenue during the forecast period	0.00%	0.00%	23.80%
Terminal period CAPEX as a percentage of revenue	0.00%	0.00%	14.00%